Reverse Recapitalization and Pre-Closing Financing	9 Months Ended
Sep. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Reverse Recapitalization and Pre-Closing Financing
4. Reverse Recapitalization and Pre-Closing Financing
As described within the Reverse Recapitalization and Pre-Closing Financing section in Note 1, on June 13, 2025, the reverse recapitalization between Pre-Merger Crescent and GlycoMimetics was consummated. The Merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP. At the effective time of the Merger, substantially all of the assets of GlycoMimetics consisted of cash and other nominal non-operating assets and liabilities. No goodwill or intangible assets were recognized.
As part of the recapitalization, the Company acquired the assets and liabilities listed below (in thousands):

As of June 13, 2025
Cash	$1,269
Prepaid expenses and other assets	1,710
Accounts payable	(1,303)
Accrued expenses	(1,151)
Net assets acquired	$525